5 PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

5.  PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at March 31, 2017 and December 31, 2016, consisted of:

	March 31, 2017	December 31, 2016
Computers	$15,985.53	$15,985.53
Freezers	39,152.82	39,152.82
Office Furniture	15,686.82	15,686.82
Rugs	6,000.00	6,000.00
Software - Accounting	2,901.07	2,901.07
Telephone System	5,814.00	5,814.00
Video Camera	1,527.95	1,527.95

Accumulated Depreciation	(56,228.92)	(55,230.67)

Net Book Value	$30,839.27	$31,837.52

Depreciation expense for the three months ended 03/31/2017 was $ 998 compared to $998 for the same period of 03/31/2016.

5.  PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2016 and 2015, consisted of:

	December 31, 2016	December 31, 2015
Computers	$15,985.53	$15,985.53
Freezers	39,152.82	39,152.82
Office Furniture	15,686.82	15,686.82
Rugs	6,000.00	6,000.00
Software - Accounting	2,901.07	2,901.07
Telephone System	5,814.00	5,814.00
Video Camera	1,527.95	1,527.95

Accumulated Depreciation	$(55,230.67)	$(52,235.92)

Net Book Value	$31,837.52	$34,832.27

Depreciation expense for the year ended December 31, 2016 was $3,993 compared $3,993 for the same period of 12/31/2015.